Note 2 - Basis of Presentation	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	Basis of presentation:

(a)	Statement of compliance:

These consolidated financial statements of the Company and its subsidiaries are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements of the Company were approved and authorized for issue by the Board of Directors on
March
27,
2018.

(b)	Functional and presentation currency:

The functional and presentation currency of the Company is the US dollar.

Effective
January 1, 2017,
the Company changed its functional currency to US dollars given the prevalence of US dollar denominated activities over time. Since the Company’s inception in
1986
to fiscal
2014
all operations of the entity were conducted in Canada and the Canadian dollar was determined to be the functional currency. During fiscal years
2015
and
2016,
the Company gradually transitioned most of its research and development activities, including both headcount and studies, to the US, and completed this transition in
January 2017.
See note
3
(b) for a description of the change of the accounting policy.

Effective
December 31, 2017,
the Company changed its presentation currency to the US dollar to match the volume of trading of its common shares, which is mostly on the Nasdaq Capital Market. See note
3
(b) for a description of the change of the accounting policy.

(c)	Significant accounting judgments, estimates and assumptions:

The preparation of these consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of revenue and expenses during the reporting period. Actual outcomes could differ from those estimates. The consolidated financial statements include estimates, which, by their nature, are uncertain.

Management’s assessment of the Company’s ability to continue as a going concern involves making a judgment, at a particular point in time, about inherently uncertain future outcomes and events or conditions. Please see note
8
(b) (ii) for a discussion of the factors considered by management in arriving at its assessment.

The impacts of such estimates are pervasive throughout the consolidated financial statements and may
require accounting adjustments based on future occurrences.

The estimates and underlying assumptions are reviewed on a regular basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in any future periods affected.

The key assumptions concerning the future and other key sources of estimation uncertainty as of the date of the statement of financial position that have a significant risk of causing material adjustment to the carrying amounts of assets and liabilities within the next fiscal year include:

(i)	Valuation of contingent liabilities:

The Company utilizes considerable judgment in the measurement and recognition of provisions and the Company’s exposure to contingent liabilities. Judgment is required to assess and determine the likelihood that any potential or pending litigation or any and all potential claims against the Company may
be successful. The Company must estimate if an obligation is probable as well as quantify the possible economic cost of any claim or contingent liability. Such judgments and assumptions are inherently uncertain. The increase or decrease of one
of these assumptions could materially increase or decrease the fair value of the liability and the associated expense.

(ii)	Valuation of tax accounts:

Uncertainties exist with respect to the interpretation of complex tax regulations and the amount and timing of future taxable income. Currently, the Company has deductible temporary differences which would create a deferred tax asset. Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences can be utilized. Management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies. To date, the Company has determined that none
of its deferred tax assets should be recognized. The Company’s deferred tax assets are mainly comprised of its net operating losses from prior years and prior year research and development expenses not
yet deducted for income tax purposes. These tax pools relate to entities that have a history of losses, have varying expiry dates, and may
not
be used to offset taxable income. As well, there are
no
taxable temporary differences or any tax planning opportunities available that could partly support the recognition of these losses as deferred tax assets. The generation of future taxable income could result in the recognition of some portion or all of the remaining benefits, which could result in an improvement in the Company’s results of operations through the recovery of future income taxes.

(iii)	Valuation of share-based compensation and share purchase warrants:

Management measures the costs for share-based payments and share purchase warrants using market-based option valuation techniques. Assumptions are made and judgment is used in applying valuation techniques. These assumptions and judgments include estimating the future volatility of the share price, expected dividend yield, and expected life of the options. Such judgments and assumptions are inherently uncertain. The increase or decrease of one
of these assumptions could materially increase or decrease the fair value of share-based payments and share purchase warrants issued and the associated expense.